Quarterly Financial Information (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 586,665	$ 586,488	$ 603,627	$ 571,299	$ 545,132	$ 557,995	$ 563,998	$ 531,265
Interest income	90,844	74,881	65,780	62,786	48,639	43,376	43,851	42,736	$ 294,332		$ 179,101		$ 185,969
Total revenues	677,509	661,369	669,407	634,085	593,771	601,371	607,849	574,001	2,642,370		2,376,993		2,249,685
Interest expense	16,118	19,383	17,262	14,111	12,485	9,796	10,098	13,019	66,874		45,399		41,261
Net revenues	661,391	641,986	652,145	619,974	581,286	591,575	597,751	560,982	2,575,496	[1]	2,331,594	[1]	2,208,424	[1]
Total non-interest expenses	606,497	614,004	636,352	576,061	570,204	569,227	559,680	490,916	2,432,914		2,190,027		1,917,630
Income from continuing operations before income tax expense	54,894	27,982	15,793	43,913	11,082	22,348	38,071	70,066	142,582		141,567		290,794
Provision for income taxes	28,014	10,168	6,022	16,858	(90)	5,169	17,183	26,969	61,062		49,231		111,664
Net income	26,880	17,814	9,771	27,055	$ 11,172	$ 17,179	$ 20,888	$ 43,097	81,520		92,336		176,067
Preferred dividends	2,343	1,563							3,906
Net Income available to common shareholders	$ 24,537	$ 16,251	$ 9,771	$ 27,055					$ 77,614		$ 92,336		$ 176,067
Earnings per common share
Basic	$ 0.37	$ 0.24	$ 0.15	$ 0.40	$ 0.16	$ 0.25	$ 0.31	$ 0.62	$ 1.16		$ 1.35		$ 2.65
Diluted	$ 0.31	$ 0.21	$ 0.13	$ 0.36	$ 0.14	$ 0.22	$ 0.27	$ 0.56	$ 1.00		$ 1.18		$ 2.31
Weighted-average number of common shares outstanding:
Basic	66,636	66,482	66,792	67,579	68,150	69,633	68,370	68,006	66,871		68,543		66,472
Diluted	79,539	77,544	75,982	76,086	79,355	79,759	77,856	77,359	77,563		78,554		76,376

[1]	No individual client accounted for more than 10 percent of total net revenues for the years ended December 31, 2016, 2015, and 2014.